AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks
Aerospace & Defense — 4.1%
Boeing Co. (The)*	293,158	$64,477,171
Air Freight & Logistics — 2.0%
Expeditors International of Washington, Inc.	269,151	32,063,959
Beverages — 3.0%
Monster Beverage Corp.*	528,663	46,961,134
Biotechnology — 5.0%
Regeneron Pharmaceuticals, Inc.*	69,819	42,253,063
Vertex Pharmaceuticals, Inc.*	201,142	36,485,147
		78,738,210
Capital Markets — 2.7%
FactSet Research Systems, Inc.	57,519	22,707,351
SEI Investments Co.	340,270	20,178,011
		42,885,362
Communications Equipment — 1.7%
Cisco Systems, Inc.	500,461	27,240,092
Energy Equipment & Services — 1.5%
Schlumberger NV	799,035	23,683,397
Entertainment — 3.1%
Walt Disney Co. (The)*	291,515	49,315,593
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc.*	23,862	23,722,407
Health Care Technology — 0.8%
Cerner Corp.	180,760	12,747,195
Hotels, Restaurants & Leisure — 4.2%
Starbucks Corp.	335,472	37,005,917
Yum China Holdings, Inc. (China)(a)	181,730	10,560,330
Yum! Brands, Inc.	158,539	19,390,905
		66,957,152
Household Products — 1.1%
Colgate-Palmolive Co.	236,002	17,837,031
Interactive Media & Services — 14.4%
Alphabet, Inc. (Class A Stock)*	23,449	62,691,371
Alphabet, Inc. (Class C Stock)*	23,503	62,642,781
Facebook, Inc. (Class A Stock)*	303,429	102,980,768
		228,314,920
Internet & Direct Marketing Retail — 9.6%
Alibaba Group Holding Ltd. (China), ADR*	322,126	47,690,754
Amazon.com, Inc.*	32,017	105,177,126
		152,867,880
IT Services — 6.1%
Automatic Data Processing, Inc.	54,108	10,817,271
Visa, Inc. (Class A Stock)(a)	385,792	85,935,168
		96,752,439
Life Sciences Tools & Services — 2.2%
Illumina, Inc.*	87,181	35,361,485
	Shares	Value
Common Stocks (continued)
Machinery — 2.7%
Deere & Co.	129,360	$43,344,655
Pharmaceuticals — 6.0%
Novartis AG (Switzerland), ADR	512,132	41,882,155
Novo Nordisk A/S (Denmark), ADR(a)	149,419	14,345,718
Roche Holding AG (Switzerland), ADR(a)	846,342	38,483,171
		94,711,044
Semiconductors & Semiconductor Equipment — 8.4%
NVIDIA Corp.	513,705	106,419,128
QUALCOMM, Inc.	215,460	27,790,031
		134,209,159
Software — 18.8%
Autodesk, Inc.*	239,657	68,342,987
Microsoft Corp.	251,738	70,969,977
Oracle Corp.	810,384	70,608,758
salesforce.com, Inc.*	241,429	65,480,373
Workday, Inc. (Class A Stock)*	89,681	22,410,385
		297,812,480

Total Long-Term Investments (cost $875,475,327)		1,570,002,765
Short-Term Investments — 6.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	13,457,951	13,457,951
PGIM Institutional Money Market Fund (cost $88,752,442; includes $88,747,567 of cash collateral for securities on loan)(b)(wa)	88,805,725	88,752,442

Total Short-Term Investments (cost $102,210,393)		102,210,393

TOTAL INVESTMENTS—105.3% (cost $977,685,720)		1,672,213,158

Liabilities in excess of other assets — (5.3)%		(84,137,703)

Net Assets — 100.0%		$1,588,075,455

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,397,475; cash collateral of $88,747,567 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
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AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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